Shareholder Report, Average Annual Return (Details)		12 Months Ended	44 Months Ended	60 Months Ended	104 Months Ended	116 Months Ended	120 Months Ended
		Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000061366 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Duff & Phelps Water Fund (Class A/AWTAX) at POP
Average Annual Return, Percent	[1],[2]	(1.20%)		7.29%			8.81%
C000075799 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Global Allocation Fund (Class A /PALAX) at POP
Average Annual Return, Percent	[3],[4]	4.04%		5.33%			6.06%
C000086658 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Convertible Fund (Class A/ANZAX) at POP
Average Annual Return, Percent	[5],[6]	17.15%		7.22%			11.26%
C000086672 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus International Small-Cap Fund (Class A /AOPAX) at POP
Average Annual Return, Percent	[7],[8]	13.68%		6.14%			5.67%
C000103876 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Short Duration High Income Fund (Class A /ASHAX) at POP
Average Annual Return, Percent	[9],[10]	3.72%		5.62%			4.60%
C000118783 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus NFJ Emerging Markets Value Fund (Class A /AZMAX) at POP
Average Annual Return, Percent	[11],[12]	16.13%		2.94%			6.52%
Without Sales Load [Member] | C000066034 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Duff & Phelps Water Fund (Institutional Class/AWTIX) at NAV
Average Annual Return, Percent	[13]	4.93%		8.84%			9.74%
Without Sales Load [Member] | C000061367 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Duff & Phelps Water Fund (Class C/AWTCX) at NAVand with CDSC
Average Annual Return, Percent	[14],[15]	3.81%		7.71%			8.60%
Without Sales Load [Member] | C000061366 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Duff & Phelps Water Fund (Class A/AWTAX) at NAV
Average Annual Return, Percent	[16]	4.55%		8.51%			9.43%
Without Sales Load [Member] | C000075799 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Global Allocation Fund (Class A /PALAX) at NAV
Average Annual Return, Percent	[17]	10.09%		6.53%			6.66%
Without Sales Load [Member] | C000075793 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Global Allocation Fund (Class C/PALCX) at NAVand with CDSC
Average Annual Return, Percent	[18],[19]	9.16%		5.74%			5.87%
Without Sales Load [Member] | C000075797 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Global Allocation Fund (Institutional Class/PALLX) at NAV
Average Annual Return, Percent	[20]	10.31%		6.80%			6.91%
Without Sales Load [Member] | C000160541 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Global Allocation Fund (Class R6/AGASX) at NAV
Average Annual Return, Percent	[21]	10.36%		6.84%			6.99%
Without Sales Load [Member] | C000235255 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Convertible Fund (Class R6/VAADX) at NAV
Average Annual Return, Percent	[22]	24.39%	7.52%
Without Sales Load [Member] | C000086661 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Convertible Fund (Institutional Class/ANNPX) at NAV
Average Annual Return, Percent	[23]	24.27%		8.77%			12.22%
Without Sales Load [Member] | C000086659 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Convertible Fund (Class C/ANZCX) at NAVand with CDSC
Average Annual Return, Percent	[24],[25]	23.02%		7.67%			11.08%
Without Sales Load [Member] | C000086658 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Convertible Fund (Class A/ANZAX) at NAV
Average Annual Return, Percent	[26]	23.97%		8.44%			11.89%
Without Sales Load [Member] | C000086672 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus International Small-Cap Fund (Class A /AOPAX) at NAV
Average Annual Return, Percent	[27]	20.29%		7.35%			6.27%
Without Sales Load [Member] | C000086673 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus International Small-Cap Fund (Class C/AOPCX) at NAVand with CDSC
Average Annual Return, Percent	[28],[29]	19.42%		6.55%			5.46%
Without Sales Load [Member] | C000086675 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus International Small-Cap Fund (Institutional Class/ALOIX) at NAV
Average Annual Return, Percent	[30]	20.56%		7.57%			6.49%
Without Sales Load [Member] | C000165874 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus International Small-Cap Fund (Class R6/AIISX) at NAV
Average Annual Return, Percent	[31]	20.61%		7.62%		6.96%
Without Sales Load [Member] | C000177646 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Short Duration High Income Fund (Class R6/ASHSX) at NAV
Average Annual Return, Percent	[32]	6.44%		6.42%	4.87%
Without Sales Load [Member] | C000103878 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Short Duration High Income Fund (Institutional Class/ASHIX) at NAV
Average Annual Return, Percent	[33]	6.31%		6.38%			5.11%
Without Sales Load [Member] | C000103877 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Short Duration High Income Fund (Class C/ASHCX) at NAVand with CDSC
Average Annual Return, Percent	[34],[35]	5.79%		5.83%			4.58%
Without Sales Load [Member] | C000103876 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Short Duration High Income Fund (Class A /ASHAX) at NAV
Average Annual Return, Percent	[36]	6.10%		6.10%			4.84%
Without Sales Load [Member] | C000118783 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus NFJ Emerging Markets Value Fund (Class A /AZMAX) at NAV
Average Annual Return, Percent	[37]	22.89%		4.11%			7.13%
Without Sales Load [Member] | C000118784 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus NFJ Emerging Markets Value Fund (Class C/AZMCX) at NAVand with CDSC
Average Annual Return, Percent	[38],[39]	22.04%		3.33%			6.33%
Without Sales Load [Member] | C000118780 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus NFJ Emerging Markets Value Fund (Institutional Class/AZMIX) at NAV
Average Annual Return, Percent	[40]	23.20%		4.36%			7.40%
MSCI All Country World Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (net)
Average Annual Return, Percent		17.27%		13.54%			11.91%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.88%	0.22%	(0.45%)	1.88%		1.84%
MSCI All Country World ex USA Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex USA Index (net)
Average Annual Return, Percent		16.45%		10.26%		8.89%	8.23%
MSCI Emerging Markets Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (net)
Average Annual Return, Percent		17.32%		7.02%			7.99%
S And P Global Water Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global Water Index (net)
Average Annual Return, Percent		7.71%		11.34%			11.47%
Sixty MSCI All Country World Index net 40 Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		60% MSCI All Country World Index (net) / 40% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.42%		7.91%			8.01%
ICE BofA U S Convertibles Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. Convertibles Index
Average Annual Return, Percent		19.60%	6.57%	8.47%			11.10%
MSCI All Country World ex USA Small Cap Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex USA Small Cap Index (net)
Average Annual Return, Percent		15.93%		9.97%		8.87%	8.37%
ICE BofA 1 3Y BB U S Cash Pay High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3Y BB U.S. Cash Pay High Yield Index
Average Annual Return, Percent		6.35%		4.91%	4.55%		4.83%

[1]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[2]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[3]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[4]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[5]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[6]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[7]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[8]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[9]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[10]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.25% sales charge.
[11]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[12]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[13]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[14]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[15]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[16]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[17]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[18]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[19]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[20]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[21]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[22]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[23]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[24]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[25]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[26]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[27]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[28]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[29]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[30]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[31]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[32]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[33]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[34]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[35]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[36]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[37]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[38]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[39]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[40]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.